December 12, 2007



U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549



RE: VANGUARD SPECIALIZED FUNDS (THE TRUST)
    FILE NO. 2-88116
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,
The Vanguard Group, Inc.



Nathan Will
Associate Counsel
The Vanguard Group, Inc.